Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

PURCHASED OPTIONS AND WARRANTS - 5.0%		Contracts	Notional		Value
Call Options Purchased - 0.4%
Crude Oil Jun 20 Futures at $24, April 27, 2020 (1)		197	5,190,950	USD	$57,130
Crude Oil Dec 21 Futures at $90, October 26, 2021 (1)		30	1,245,300	USD	8,100
Crude Oil Dec 21 Futures at $100, October 26, 2021 (1)		30	1,245,300	USD	4,500
E-mini S&P 500 at $2,000, June 19, 2020		144	18,502,200	USD	362,880
E-mini S&P 500 at $3,175, June 19, 2020		70	8,994,125	USD	12,775
U.S. Long Bond May 20 Futures at $178, April 24, 2020		121	21,666,563	USD	380,016
Total Call Options Purchased (Premiums Paid $1,367,321)					825,401

Put Option Purchased - 0.5%
Crude Oil Jun 20 Futures at $24, April 27, 2020 (1)		96	2,529,600	USD	798,720
Gold May 20 Futures at $1,525, April 27, 2020 (1)		121	19,318,860	USD	140,994
Total Put Option Purchased (Premiums Paid $434,310)					939,714

Over-The-Counter Options Purchased - 0.7%	Counterparty [a]
AUD Call / NZD Put at 1.065, April 2, 2020 (2)(3)	GS/JPM		629,000	AUD	357
EUR Call / USD Put at 1.130, May 29, 2020 (2)(3)	JPM		30,561,000	EUR	203,583
EUR Put / CHF Call at 1.000, April 14, 2020 (3)	JPM		468,000	EUR	2,683
GBP Call / USD Put at 1.320, April 8, 2020	JPM		15,991,000	GBP	11,937
GBP/USD >= 1.330 and USD/ZAR >= 15.500, April 23, 2020 (4)	GS		637,000	USD	1,338
USD Call / CNY Put at 7.320, April 23, 2020 (2)(3)	JPM		1,042,000	USD	199,960
USD Call / CNY Put at 7.300, May 11, 2020 (2)(3)	JPM		1,042,000	USD	252,453
USD Call / TRY Put at 6.750, April 13, 2020 (3)	JPM		313,000	USD	77,803
USD Put / JPY Call at 95.000, April 9, 2020 (2)(3)	GS		915,000	USD	9,021
USD Put / JPY Call at 103.000, April 23, 2020 (3)	JPM		1,691,000	USD	154,454
USD Put / JPY Call at 104.000, May 5, 2020 (2)(3)	GS		793,000	USD	305,139
USD Put / JPY Call at 102.000, May 22, 2020 (2)(3)	GS		793,000	USD	211,609
USD Put / MXN Call at 20.500, April 13, 2020	JPM		10,423,000	USD	22,378
Total Over-The-Counter Options (Premiums Paid $1,386,564)					1,452,715

Warrants - 3.4%	Counterparty [a]	Contracts	Notional		Value
Euro STOXX 50 Index Dispersion Warrants (5)(6)
Effective: 04/12/2019, Expiration: 12/18/2020, Strike: 16.41%	SG	5,000	500,000	EUR	634,168
Effective: 10/10/2019, Expiration: 12/18/2020, Strike: 17.15%	CITI	225	225,000	EUR	354,888
Effective: 10/02/2019, Expiration: 12/18/2020, Strike: 19.00%	HSBC	350	350,000	USD	368,134
Effective: 01/06/2020, Expiration: 12/18/2020, Strike: 16.30%	JPM	4	400,000	EUR	646,771
Effective: 03/03/2020, Expiration: 06/18/2021, Strike: 19.19%	JPM	4	400,000	EUR	737,387
EURO STOXX Select Dividend 30 Index Warrant (5)(6)
Effective: 07/10/2019, Expiration: 06/19/2020, Strike: 15.18%	UBS	44	440,000	EUR	452,066
Multiple Markets Index Dispersion Warrants (7)
Effective: 02/07/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	169,580
Effective: 02/15/2019, Expiration: 12/18/2020 (5)	HSBC	4,020	4,020,000	EUR	144,005
Effective: 03/06/2019, Expiration: 12/18/2020	HSBC	2,980	2,980,000	USD	253,330
Effective: 03/19/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	298,335
NASDAQ 100 Stock Index Dispersion Warrants (6)
Effective: 04/29/2019, Expiration: 06/19/2020, Strike: 18.10%	HSBC	251	251,000	USD	185,710
S&P 500 Index Dispersion Warrants (6)
Effective: 05/23/2019, Expiration: 06/19/2020, Strike: 16.94%	JPM	8	800,000	USD	737,826
Effective: 08/20/2019, Expiration: 06/19/2020, Strike: 16.95%	JPM	6	600,000	USD	573,390
Effective: 12/18/2019, Expiration: 01/15/2021, Strike: 17.31%	UBS	27	270,000	USD	368,899
Effective: 01/28/2020, Expiration: 06/18/2021, Strike: 16.08%	HSBC	300	300,000	USD	279,417
Effective: 02/25/2020, Expiration: 06/18/2021, Strike: 17.57%	HSBC	400	400,000	USD	311,132
Total Warrants (Cost $6,415,060)					6,515,038

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $9,603,255)					9,732,868

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

	Principal
SHORT-TERM INVESTMENTS - 48.9%	Amount		Value
United States Treasury Bills - 48.9% (8)
1.530%, 04/16/2020	12,750,000	USD	$12,749,665
1.526%, 06/04/2020	4,730,000	USD	4,729,201
1.100%, 07/16/2020	10,000,000	USD	9,997,350
1.461%, 07/23/2020	8,000,000	USD	7,997,583
1.459%, 07/30/2020	7,000,000	USD	6,997,544
0.858%, 08/06/2020	17,000,000	USD	16,993,838
1.452%, 08/13/2020	9,000,000	USD	8,996,809
0.880%, 08/20/2020	15,800,000	USD	15,792,481
1.056%, 09/03/2020	10,000,000	USD	9,995,038
Total United States Treasury Bills (Cost $93,957,784)			94,249,509

TOTAL SHORT-TERM INVESTMENTS (Cost $93,957,784)			94,249,509

Investments, at value (Cost $103,561,039) - 53.9%			103,982,377
Other Assets in Excess of Liabilities - 46.1%			88,916,206
TOTAL NET ASSETS - 100.0%			$192,898,583

(1)	Position held in subsidiary.
(2)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(3)	Binary option - Payoff is either notional amount or nothing.
(4)	Dual binary option - Option only pays if both terms are met at maturity.
(5)	Foreign issued security.
(6)
The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.

(7)
The payout of the Multiple Markets Dispersion Warrants is calculated with the observed volatility of a weighted basket of indices to an assigned strike volatility for each index during the observation period for the respective warrant.

(8)	Rate quoted is effective yield of position.

[a]	Counterparty abbreviations
BNP - BNP Paribas S.A.
CITI - Citigroup Global Markets
GS - Goldman Sachs
HSBC - HSBC Bank Plc
JPM - J.P. Morgan Investment Bank
SG - Societe Generale
UBS - UBS AG

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

WRITTEN OPTIONS - (0.3%)		Contracts	Notional		Value
Call Options Written - (0.2%)
E-mini S&P 500 at $3,000, June 19, 2020		(144)	(18,502,200)	USD	$ (120,960)
E-mini S&P 500 at $3,325, June 19, 2020		(175)	(22,485,313)	USD	(13,563)
U.S. Long Bond May 20 Futures at $182, April 24, 2020		(118)	(21,125,806)	USD	(171,469)
Gold May 20 Futures at $1,800, April 27, 2020 (1)		(59)	(9,419,940)	USD	(30,680)
Total Call Options Written (Premiums Received $800,924)					(336,672)

Put Option Written - (0.1%)
Crude Oil Jun 20 Futures at $24, October 26, 2021 (1)		(114)	(3,003,900)	USD	(256,500)
Total Put Option Written (Premiums Received $185,122)					(256,500)

Over-The-Counter Option Written - (0.0%)	Counterparty [a]
USD Put / MXN Call at 20.000, April 13, 2020	JPM		(10,423,000)	USD	(15,457)
Total Over-The-Counter Option Written (Premiums Received $37,846)					(15,457)

TOTAL WRITTEN OPTIONS (Premiums Received $1,023,892)					$ (608,629)

(1)	Position held in subsidiary.
[a]	JPM - J.P. Morgan Investment Bank

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	March 31, 2020	Received	Amount	March 31, 2020	Gain/(Loss)
04/03/2020	EUR	679,738	$749,746	USD	732,264	$732,264	$(17,482)
04/30/2020	CAD	7,611,638	5,410,720	USD	5,398,000	5,398,000	(12,720)
04/30/2020	EUR	4,825,000	5,328,048	USD	5,317,924	5,317,924	(10,124)
04/30/2020	JPY	2,226,459,154	20,740,130	USD	20,497,861	20,497,861	(242,269)
04/30/2020	NOK	5,110,764	491,690	USD	483,259	483,259	(8,431)
04/30/2020	SEK	2,487,419	251,630	USD	249,283	249,283	(2,347)
04/30/2020	USD	8,560,004	8,560,004	AUD	14,103,000	8,676,313	116,309
04/30/2020	USD	5,358,000	5,358,000	CHF	5,144,998	5,354,158	(3,842)
04/30/2020	USD	11,876,315	11,876,315	EUR	10,780,730	11,904,714	28,399
04/30/2020	USD	26,188,528	26,188,528	JPY	2,865,056,718	26,688,856	500,328
04/30/2020	USD	30,000	30,000	NOK	317,013	30,499	499
04/30/2020	USD	2,142,000	2,142,000	SEK	21,271,559	2,151,856	9,856
06/17/2020	BRL	25,951,492	4,969,741	USD	5,442,766	5,442,766	473,025
06/17/2020	CLP	1,021,702,439	1,196,181	USD	1,216,421	1,216,421	20,240
06/17/2020	CNH	22,544,410	3,175,582	USD	3,196,587	3,196,587	21,005
06/17/2020	HUF	797,731,978	2,443,545	USD	2,666,452	2,666,452	222,907
06/17/2020	IDR	108,962,838,896	6,632,711	USD	7,350,219	7,350,219	717,508
06/17/2020	INR	31,920,474	418,241	USD	420,000	420,000	1,759
06/17/2020	KRW	1,316,704,082	1,084,805	USD	1,095,402	1,095,402	10,597
06/17/2020	MXN	49,083,588	2,045,049	USD	2,264,208	2,264,208	219,159
06/17/2020	PHP	261,532,346	5,113,747	USD	5,074,370	5,074,370	(39,377)
06/17/2020	PLN	2,798,383	676,241	USD	690,000	690,000	13,759
06/17/2020	RUB	238,384,003	2,998,500	USD	3,206,724	3,206,724	208,224
06/17/2020	SGD	1,683,047	1,185,546	USD	1,204,057	1,204,057	18,511
06/17/2020	THB	26,368,014	803,768	USD	837,678	837,678	33,910
06/17/2020	TRY	32,882,004	4,861,096	USD	5,121,568	5,121,568	260,472
06/17/2020	TWD	5,356,460	177,960	USD	180,000	180,000	2,040
06/17/2020	USD	3,819,000	3,819,000	BRL	19,204,114	3,677,610	(141,390)
06/17/2020	USD	820,000	820,000	CLP	699,078,368	818,462	(1,538)
06/17/2020	USD	7,436,587	7,436,587	CNH	52,350,046	7,373,973	(62,614)
06/17/2020	USD	1,820,000	1,820,000	HUF	570,897,665	1,748,725	(71,275)
06/17/2020	USD	7,055,512	7,055,512	IDR	109,681,884,598	6,676,480	(379,032)
06/17/2020	USD	253,587	253,587	INR	19,082,396	250,029	(3,558)
06/17/2020	USD	680,000	680,000	KRW	831,105,050	684,730	4,730
06/17/2020	USD	5,444,026	5,444,026	MXN	128,238,253	5,342,998	(101,028)
06/17/2020	USD	5,451,495	5,451,495	PHP	285,992,157	5,592,010	140,515
06/17/2020	USD	429,402	429,402	PLN	1,643,681	397,202	(32,200)
06/17/2020	USD	2,996,215	2,996,215	RUB	236,962,894	2,980,624	(15,591)
06/17/2020	USD	660,000	660,000	SGD	941,198	662,985	2,985
06/17/2020	USD	835,356	835,356	THB	26,368,014	803,768	(31,588)
06/17/2020	USD	5,098,172	5,098,172	TRY	32,882,004	4,861,096	(237,076)
06/17/2020	USD	230,658	230,658	TWD	6,848,534	227,531	(3,127)
06/17/2020	USD	6,320,269	6,320,269	ZAR	109,786,856	6,074,943	(245,326)
06/17/2020	ZAR	89,461,898	4,950,282	USD	5,425,511	5,425,511	475,229
							$1,840,031
(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
	Amsterdam Exchanges Index	3	April 2020	289,608	EUR	$43,424
	Australia SPI 200 Index	17	June 2020	2,171,325	AUD	4,418
	Australian 3 Year Government Bond	43	June 2020	5,035,690	AUD	7,892
	Australian 10 Year Government Bond	4	June 2020	602,443	AUD	6,853
	Australian Dollar	(15)	June 2020	(921,450)	USD	14,861
*	Brent Crude	(72)	June 2020	(1,897,200)	USD	11,016
*	Brent Crude	(116)	August 2020	(3,739,840)	USD	45,321
*	Brent Crude	77	December 2022	3,409,560	USD	3,494
	British Pound	5	June 2020	389,250	USD	3,424
	CAC 40 Index	19	April 2020	835,050	EUR	91,865
	Canadian 10 Year Government Bond	7	June 2020	1,029,980	CAD	7,718
	Canadian Dollar	(1)	June 2020	(71,045)	USD	113
*	Canola	(66)	May 2020	(618,816)	CAD	(13,999)
*	Cocoa	1	May 2020	22,490	USD	(4,748)
*	Copper	(1)	May 2020	(55,700)	USD	3,822
*	Corn	(13)	May 2020	(221,488)	USD	10,816
*	Cotton No. 2	(11)	May 2020	(281,215)	USD	39,521
*	Crude Oil	(1)	May 2020	(20,480)	USD	8,657
	DAX Index	1	June 2020	247,688	EUR	29,198
	DAX Mini	8	June 2020	396,300	EUR	45,412
	E-mini Russell 2000 Index	(1)	June 2020	(57,380)	USD	(6,277)
	E-mini S&P 500	119	June 2020	15,289,715	USD	1,237,514
	Euro FX Currency	6	June 2020	828,713	USD	11,120
	Euro STOXX 50 Index	(67)	June 2020	(1,840,490)	EUR	25,269
	Euro STOXX 50 Volatility Index	1	May 2020	3,600	EUR	412
	Euro-Bund	1	June 2020	172,510	EUR	(2,417)
	Euro-OAT	2	June 2020	334,420	EUR	(1,028)
*	European Emission Allowances	(2)	December 2020	(35,360)	EUR	(905)
*	Feeder Cattle	(2)	May 2020	(122,900)	USD	(6,069)
	FTSE 100 Index	17	June 2020	958,035	GBP	104,599
	FTSE/JSE TOP 40 Index	(2)	June 2020	(820,800)	ZAR	(6,674)
	FTSE/MIB Index	2	June 2020	169,240	EUR	18,956
*	Gold 100 oz	109	June 2020	17,402,940	USD	(647,456)
	Hang Seng China Enterprises Index	(22)	April 2020	(10,597,400)	HKD	(26,788)
	Hang Seng Index	2	April 2020	2,372,000	HKD	5,181
*	Hard Red Winter Wheat	(1)	May 2020	(24,650)	USD	(3,516)
	IBEX 35 Index	3	April 2020	202,908	EUR	12,734
	Japanese Yen	5	June 2020	582,469	USD	(7,591)
*	Lean Hogs	(5)	June 2020	(120,650)	USD	33,854
*	Live Cattle	(3)	June 2020	(110,490)	USD	(239)
*	London Metal Exchange Copper	1	April 2020	123,581	USD	(15,922)
*	London Metal Exchange Copper	(1)	April 2020	(123,581)	USD	21,122
*	London Metal Exchange Copper	1	May 2020	123,663	USD	3,897
*	London Metal Exchange Copper	(2)	May 2020	(247,325)	USD	12,775
*	London Metal Exchange Lead	4	April 2020	173,925	USD	(8,088)
*	London Metal Exchange Lead	(4)	April 2020	(173,925)	USD	8,162
*	London Metal Exchange Lead	3	May 2020	130,725	USD	3,953
*	London Metal Exchange Lead	(6)	May 2020	(261,450)	USD	6,419
*	London Metal Exchange Nickel	2	April 2020	137,316	USD	(16,290)
*	London Metal Exchange Nickel	(2)	April 2020	(137,316)	USD	15,687
*	London Metal Exchange Nickel	2	May 2020	137,574	USD	(4,908)
*	London Metal Exchange Nickel	(4)	May 2020	(275,148)	USD	17,801

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

	FUTURES CONTRACTS (Continued)
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
*	London Metal Exchange Primary Aluminum	12	April 2020	450,450	USD	$(59,738)
*	London Metal Exchange Primary Aluminum	(12)	April 2020	(450,450)	USD	64,537
*	London Metal Exchange Primary Aluminum	8	May 2020	302,850	USD	(20,254)
*	London Metal Exchange Primary Aluminum	(15)	May 2020	(567,844)	USD	62,859
*	London Metal Exchange Tin	2	April 2020	146,720	USD	(22,686)
*	London Metal Exchange Tin	(2)	April 2020	(146,720)	USD	18,214
*	London Metal Exchange Tin	2	May 2020	146,470	USD	(7,076)
*	London Metal Exchange Tin	(3)	May 2020	(219,705)	USD	24,066
*	London Metal Exchange Zinc	6	April 2020	284,663	USD	(16,856)
*	London Metal Exchange Zinc	(6)	April 2020	(284,663)	USD	31,321
*	London Metal Exchange Zinc	5	May 2020	237,813	USD	4,228
*	London Metal Exchange Zinc	(9)	May 2020	(428,063)	USD	16,384
	Long Gilt	2	June 2020	272,380	GBP	3,301
*	Low Sulphur Gas Oil	(2)	May 2020	(58,950)	USD	9,144
	Mexican Peso	4	June 2020	83,820	USD	(2,628)
*	Milling Wheat No. 2	2	May 2020	19,625	EUR	1,954
	MSCI Emerging Markets Index	(32)	June 2020	(1,348,640)	USD	(24,534)
	MSCI Taiwan Stock Index	1	April 2020	37,100	USD	(300)
	MSCI World Index	50	June 2020	2,767,500	USD	188,409
	NASDAQ 100 E-mini	6	June 2020	934,350	USD	89,490
*	Natural Gas	(11)	May 2020	(180,400)	USD	21,069
	New Zealand Dollar	(3)	June 2020	(178,470)	USD	2,474
	Nikkei 225 Mini	78	June 2020	147,576,000	JPY	(16,954)
*	NY Harbor ULSD	(1)	May 2020	(42,063)	USD	2,245
	OMX 30 Index	17	April 2020	2,516,000	SEK	25,336
*	Palladium	(9)	June 2020	(2,074,320)	USD	(128,030)
*	Platinum	(1)	July 2020	(36,495)	USD	(432)
*	RBOB Gasoline	(1)	May 2020	(24,893)	USD	4,916
*	Red Spring Wheat	(4)	May 2020	(107,850)	USD	(4,434)
*	Robusta Coffee	(16)	May 2020	(189,760)	USD	10,255
	S&P/Toronto Stock Exchange 60 Index	7	June 2020	1,139,880	CAD	79,093
	SGX MSCI Singapore Index	2	April 2020	56,280	SGD	(192)
	SGX Nikkei 225 Index	10	June 2020	94,000,000	JPY	(14,443)
*	SGX TSI Iron Ore	11	May 2020	87,978	USD	127
*	Soybean	(4)	May 2020	(177,200)	USD	(2,824)
*	Soybean Meal	(2)	May 2020	(64,300)	USD	(4,746)
*	Soybean Oil	(5)	May 2020	(81,030)	USD	(657)
*	TTF Natural Gas	(20)	May 2020	(102,702)	EUR	16,704
	U.S. 5 Year Treasury Note	5	June 2020	626,797	USD	7,664
	U.S. Treasury Long Bond	(24)	June 2020	(4,297,500)	USD	14,052
*	UK Natural Gas	(15)	May 2020	(75,935)	GBP	28,104
	Ultra 10-Year U.S. Treasury Note	1	June 2020	156,031	USD	420
*	White Sugar	5	May 2020	88,275	USD	2,685
						$1,546,632
*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

INTEREST RATE SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
4.735%	BRL-CDI 3.650%	At maturity	3/4/2020	1/2/2023	42,903,554	BRL	$97,687	$131,666	$(33,979)
Total of Interest Rate Swaps							$97,687	$131,666	$(33,979)

INFLATION SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
UK RPI	3.470%	At maturity	11/15/2018	11/15/2023	8,202,305	GBP	406,170	355,119	51,051
1.980%	US CPI U	At maturity	7/15/2019	7/15/2029	-	USD	-	(40)	40
Total of Inflation Swaps							$406,170	$355,079	$51,091

* Counterparty is J.P. Morgan Investment Bank
[1] Floating rate definitions
BRL-CDI - Brazil Average One-Day Interbank Deposit
UK RPI - United Kingdom Retail Price Index
US CPI U - U.S. Consumer Price Index for Urban Consumers

AUD - Australian Dollar		KRW - South-Korean Won
BRL - Brazilian Real		MXN - Mexican Peso
CAD - Canadian Dollar		NOK - Norwegian Kroner
CHF - Swiss Franc		NZD - New Zealand Dollar
CLP - Chilean Peso		PHP - Philippine Peso
CNH/CNY - Chinese Yuan		PLN - Polish Zloty
EUR - Euro		RUB - Russian Ruble
GBP - British Pound		SEK - Swedish Krona
HKD - Hong Kong Dollar		SGD - Singapore Dollar
HUF - Hungarian Forint		THB - Thai Baht
IDR - Indonesian Rupiah		TWD - Taiwan Dollar
INR - Indian Rupee		USD - US Dollar
JPY - Japanese Yen		ZAR - South African Rand

	Fulcrum Diversified Absolute Return Fund
	Consolidated Schedule of Investments
	March 31, 2020 (Unaudited)

	TOTAL RETURN SWAPS *
	Reference Entity	Counterparty [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
[1]	BCIISHAL Index	B	USD LIBOR 1M - 0.25% (0.743%)	monthly	10/14/2020	(646,181)	USD	$(49,251)
[2]	GSCBFABA Index	GS	AUD BBSW 3M + 0.10% (0.473%)	monthly	10/07/2022	(848,844)	AUD	(88,281)
[3]	GSCBFACT Index	GS	USD LIBOR 1M - 0.40% (0.593%)	monthly	08/09/2022	(1,235,364)	USD	(247,355)
[4]	GSCBFLPM Index	GS	USD LIBOR 1M - 0.20% (0.793%)	monthly	06/27/2022	(699,005)	USD	(124,003)
[5]	GSGLFEXC Index	GS	USD LIBOR 1M + 0.40% (1.393%)	monthly	08/09/2022	1,226,121	USD	308,731
[6]	GSGLFPAY Index	GS	USD LIBOR 1M + 0.40% (1.393%)	monthly	06/21/2022	863,715	USD	168,474
[7]	GSGLPLAS Index	GS	USD LIBOR 1M - 0.20% (0.793%)	monthly	02/13/2023	(667,463)	USD	(119,479)
[8]	GSGLSMA3 Index	GS	USD LIBOR 1M - 1.35% (-0.357%)	monthly	03/17/2023	(971,634)	USD	(49,447)
[9]	GSGLYARD Index	GS	USD LIBOR 1M - 1.05% (-0.057%)	monthly	03/13/2023	(923,193)	USD	(148,920)
[10]	JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.480%)	monthly	07/23/2020	756,648	CHF	105,290
[11]	JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (0.643%)	monthly	06/10/2020	(2,144,540)	USD	(353,557)
[12]	JPFUAIR Index	JPM	USD LIBOR 1M - 1.05% (-0.057%)	monthly	07/07/2020	(1,620,700)	USD	(215,012)
[13]	JPFUEUBA Index	JPM	EUR EURIBOR 1M - 1.15% (-1.573%)	monthly	04/04/2022	(959,258)	EUR	(77,352)
[14]	JPFUEUIN Index	JPM	EUR EURIBOR 1M + 0.30% (-0.123%)	monthly	10/31/2022	899,035	EUR	200,077
[15]	JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (1.393%)	monthly	08/13/2020	767,312	USD	117,933
[16]	JPFUOMED Index	JPM	USD LIBOR 1M - 0.50% (0.493%)	monthly	08/13/2020	(1,357,130)	USD	(150,711)
[17]	JPFUPIPE Index	JPM	USD LIBOR 1M - 0.40% (0.593%)	monthly	06/21/2022	(707,593)	USD	(100,278)
[18]	JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (0.593%)	monthly	07/30/2020	(949,285)	USD	(66,868)
[19]	JPFUSHIP Index	JPM	USD LIBOR 1M + 0.60% (1.593%)	monthly	07/30/2020	622,092	USD	220,279
[20]	JPTAOBRL Index	JPM	BRL CDI - 4.78% (-1.130%)	monthly	04/20/2021	(68,624)	BRL	(2,321)
[21]	KAAM0	JPM	0%	monthly	06/18/2020	662,351,200	KRW	(3,130)
[22]	KEM0	JPM	0%	monthly	06/18/2020	1,895,006,800	KRW	(1,550)
	Klabin SA	MS	BRL CDI + 1.50% (5.150%)	monthly	09/16/2021	399,041	BRL	13,362
[23]	MSFDRUS Index	MS	0%	monthly	07/01/2021	27,474,351	USD	1,599,189
[24]	S5CONS	JPM	USD LIBOR 1M - 0.40% (0.593%)	monthly	03/17/2021	(643,946)	USD	(79,441)
[25]	S5MATR	JPM	USD LIBOR 1M - 0.40% (0.593%)	monthly	03/17/2021	(451,440)	USD	(81,007)
[26]	SXPP	JPM	EUR EURIBOR 1M - 0.60% (-1.023%)	monthly	03/17/2021	(434,190)	EUR	(133,270)
Total of Total Return Swaps								$642,102

[a]	Counterparty abbreviations		[b] Floating rate definitions
	B - Barclays Bank PLC		BBSW - Australian Bank Bill Swap Rate
	GS - Goldman Sachs		BRL CDI - Brazil Average One-Day Interbank Deposit
	JPM - J.P. Morgan Investment Bank		EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest
	MS - Morgan Stanley		rates at which a panel of European banks borrow funds from one another.
			LIBOR - London Interbank Offered Rate

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

*	No Upfront premiums paid on the Total Return Swaps.
[1]	BCIISHAL is a custom basket of oilfield products and services company stocks.
[2]	GSCBFABA is a custom basket of Australian bank stocks.
[3]	GSCBFACT is a custom basket of investment management company stocks.
[4]	GSCBFLPM is a custom basket of financial services company stocks.
[5]	GSGLFEXC is a custom basket of financial services company stocks.
[6]	GSGLFPAY is a custom basket of financial services company stocks.
[7]	GSGLPLAS is a custom basket of plastics company stocks.
[8]	GSGLSMA3 is a custom basket of smartphone company stocks.
[9]	GSGLYARD is a custom basket of shipyards and containers company stocks.
[10]	JPEBCSMI is a custom basket of Swiss stocks.
[11]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of March 31, 2020 are shown on the following pages.
[12]	JPFUAIR is a custom basket of airline company stocks.
[13]	JPFUEUBA is a custom basket of European bank stocks.
[14]	JPFUEUIN is a custom basket of European insurance company stocks.
[15]	JPFUMEDA is a custom basket of media company stocks.
[16]	JPFUOMED is a custom basket of media company stocks.
[17]	JPFUPIPE is a custom basket of natural gas company stocks.
[18]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[19]	JPFUSHIP is a custom basket of transportation company stocks.
[20]	JPTAOBRL is a custom basket of Brazilian stocks.
[21]	KAAM0 - Underlying asset is 10-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[22]	KEM0 - Underlying asset is 3-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[23]	MSFDRUS - The components of the basket as of March 31, 2020 are shown on the following pages.
[24]	S5CONS - S&P 500 Consumer Staples Index
[25]	S5MATR - S&P 500 Materials Index
[26]	SXPP - STOXX Europe 600 Basic Resources Index.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

JPFCITSV Index
Name	Quantity	Value	Weight
Fujitsu Ltd	10,401	$941,391	12.28%
Oracle Corp	12,956	626,163	8.17%
Infosys Ltd	67,663	555,510	7.25%
NTT Data Corp	56,903	549,072	7.17%
International Business Machines Corp	4,634	514,023	6.71%
Citrix Systems Inc	3,200	452,895	5.91%
Capgemini SE	4,936	417,017	5.44%
Hewlett Packard Enterprise Co	38,527	374,101	4.88%
Indra Sistemas SA	41,853	344,377	4.49%
Cognizant Technology Solutions Corp	7,388	343,335	4.48%
Wipro Ltd	105,171	326,029	4.25%
Temenos AG	2,413	317,003	4.14%
Atos SE	4,594	311,186	4.06%
VMware Inc	2,486	301,050	3.93%
Software AG	8,790	263,279	3.44%
SYNNEX Corp	3,338	244,036	3.18%
Sykes Enterprises Inc	8,241	223,496	2.92%
TietoEVRY Oyj	10,298	223,466	2.92%
TTEC Holdings Inc	3,382	124,173	1.62%
Worldline SA/France	1,838	108,265	1.41%
Conduent Inc	22,132	54,224	0.71%
DXC Technology Co	3,761	49,086	0.64%
		$7,663,177	100.00%

MSFDRUS Index
Name	Quantity ^	Value	Weight
USD Cash	15,949,884	$15,949,884	30.42%
NOK Cash	(16,925,760)	(1,628,033)	3.10%
EUR Cash	(1,300,289)	(1,434,089)	2.73%
CF Industries Holdings	35,053	953,442	1.82%
JPY Cash	89,939,446	836,451	1.60%
CAD Cash	(1,013,821)	(720,401)	1.37%
Vonovia SE	11,307	559,427	1.07%
Yara Internat	17,060	540,363	1.03%
Alibaba Group Holding Ltd	2,625	510,510	0.97%
Franco Nev Corp Common (Canada)	4,191	417,088	0.80%
Dollar General Corp	2,614	394,740	0.75%
Ross Stores	4,476	389,278	0.74%
Chewy Inc - Class A	9,751	365,565	0.70%
TJX Co Inc	7,572	362,017	0.69%
Tencent Holdings Ltd.	7,339	359,909	0.69%
Zoetis Inc	3,041	357,895	0.68%
Costco Wholesale	1,242	354,131	0.68%
Amazon.com Inc	176	343,151	0.65%
LEG Immobilien	3,007	340,597	0.65%
American Homes 4 Rent	14,572	338,070	0.64%
DKK Cash	(2,219,946)	(327,953)	0.63%
Wheaton Precious Metal	11,780	324,303	0.62%
IDEXX Labs	1,315	318,546	0.61%
Nutrien Ltd	9,010	305,799	0.58%
OCI	24,167	292,126	0.56%
Mowi ASA	18,197	278,842	0.53%
Tesco PLC	95,385	271,313	0.52%
Invitation Homes	12,459	266,249	0.51%
AUD Cash	407,966	250,940	0.48%
Royal Gold	2,642	231,730	0.44%
HKD Cash	(1,725,645)	(222,585)	0.42%
Aroundtown Property Holdings SA	44,054	221,072	0.42%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

MSFDRUS Index (Continued)
Name	Quantity ^	Value	Weight
Salesforce com	1,519	$218,706	0.42%
Walmart Inc	1,815	206,220	0.39%
SCA Class B	19,403	197,020	0.38%
JD.com Inc	4,864	196,992	0.38%
Iberdrola	19,793	196,031	0.37%
Ollies Bargain	4,227	195,879	0.37%
The Sherwin-Williams Company	426	195,756	0.37%
Klepierre	(9,988)	(193,547)	0.37%
Baozun Inc	6,910	193,065	0.37%
Elanco Animal Health Inc	8,541	191,233	0.36%
Momo Inc	8,630	187,185	0.36%
Mid Am Apt Comm	1,775	182,878	0.35%
TAG Immobilien AG	9,106	181,176	0.35%
Neste Oyj	5,243	178,390	0.34%
Ocado Group PLC	11,316	171,478	0.33%
First Solar Inc	4,712	169,915	0.32%
BASF SE	(3,561)	(169,469)	0.32%
Zendesk Inc	2,625	168,026	0.32%
Other Underlying Index Components *		4,576,618	35.43%
		$29,043,929	100.00%

^ Presented as percentage of absolute value.
* Largest 50 underlying components by market value at March 31, 2020 are listed.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
March 31, 2020 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of March 31, 2020, were $14,608,793 which represented 7.57% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2020:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Purchased Options and Warrants	$8,280,153	$1,452,715	$-	$9,732,868
Short-Term Investments	-	94,249,509	-	94,249,509
Total Investments	$8,280,153	$95,702,224	$-	$103,982,377

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(593,172)	$(15,457)	$-	$(608,629)
Forward Currency Contracts *	-	1,840,031	-	1,840,031
Future Contracts *	1,546,632	-	-	1,546,632
Interest Rate Swaps *	-	(33,979)	-	(33,979)
Inflation Swaps *	-	51,091	-	51,091
Total Return Swaps *	-	642,102	-	642,102
Total Other Financial Instruments	$953,460	$2,483,788	$-	$3,437,248

* Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.